Long Term Debt-Covenant Description (Details)	6 Months Ended
Jun. 30, 2012
Debt Instrument [Line Items]
Covenant compliance	As of June 30, 2012, the Company was in compliance with the financial covenants contained in its credit facilities. Total interest cost and amortization of debt issuance costs incurred on long-term debt (including the Senior Notes discussed above) for the six-month periods ended June 30, 2011 and 2012, amounted to $48,269 and $80,747, respectively, of which $30,939 and $19,614, respectively, were capitalized as part of the cost of the drillships under construction. Total interest incurred and amortization of debt issuance cost on long-term debt, net of capitalized interest, are included in "Interest and finance costs" in the accompanying unaudited interim condensed consolidated statement of operations.
Secured Loan Agreement (Member)
Debt Instrument [Line Items]
Covenant Description	On May 9, 2012, the Company signed an amendment under its $800,000 secured term loan agreement with Nordea Finland Plc. to, among other things, terminate the guarantee by DryShips and remove the related covenants and cross-acceleration provisions relating to DryShips's indebtedness for its drybulk carrier and tanker fleet and the Company's indebtedness under its other credit facilities. As a result of the amendment, a default by DryShips under one of its loan agreements for its drybulk carrier and tanker fleet or a default by the Company under one of its other credit facilities and the acceleration of the related debt will no longer result in a cross-default under the Company's $800,000 secured term loan agreement that would provide the Company's lenders with the right to accelerate the outstanding debt under the loan agreement. In addition, under the terms of the loan agreement, as amended, (i) the Company is permitted to buy back its own common shares; (ii) Drillships Holdings Inc. is able to pay dividends to Ocean Rig UDW Inc. as its shareholder; and (iii) the Company is permitted to pay dividends, make distributions and effect redemptions or returns of share capital in an amount of up to 50% of net income, provided it maintains minimum liquidity in an aggregate amount of not less than $200,000 in cash and cash equivalents and restricted cash and provide evidence to the lenders through cash flow forecasts that Ocean Rig will maintain such level for the next 12 months following the date of the dividend, distribution or redemption or return of share capital. The amendment also provides for a reduction in the amount of minimum free cash required to be maintained by Drillships Holdings Inc. from $75,000 to $50,000. Under the original agreement, the Company is also required to maintain minimum free cash of $100,000.
Credit Facility Loan Deutsche Bank Luxemburg [Member]
Debt Instrument [Line Items]
Covenant Description	On May 14, 2012, the Company signed amendments to its two $495,000 credit facilities with Deutsche Bank Luxembourg SA as agent (the "Deutsche Bank Credit Facilities") to, among other things, remove the payment guarantee of DryShips, subject to reinstatement as discussed below and remove the financial covenants for DryShips and the cross-default provision relating to DryShips' outstanding indebtedness for its drybulk carrier and tanker fleet. As a result of the amendments, a default by DryShips under one of its loan agreements for its drybulk carrier and tanker fleet will no longer result in a cross-default under the Deutsche Bank Credit Facilities that would provide the lenders thereunder with the right to accelerate the Company's outstanding debt. In addition, the amendments removed the automatic prepayment mechanism under the facilities. The Company is also required to increase its debt service reserve account by $57,000 beginning September 2014. Furthermore, under the amended Deutsche Bank Credit Facilities, the Company is permitted to pay dividends, make distributions and effect redemptions or returns of share capital in an amount of up to 50% of net income, provided it maintains minimum liquidity in an aggregate amount of not less than $200,000 in cash and cash equivalents and restricted cash and provides evidence to the lenders through cash flow forecasts that it will maintain such level for the next 12 months following the date of the dividend, distribution or redemption or return of share capital. Under the terms of the amended Deutsche Bank Credit Facilities, in the event of a breach by the Company of the financial covenants contained in the guarantees, the unconditional and irrevocable payment guarantees of DryShips will be reinstated; pursuant to which DryShips will be obligated to pay, upon demand by the lenders, any amount outstanding under the loans upon a failure by the Company to pay such amount. In addition, DryShips will be required to indemnify the lenders in respect of any losses they incur in respect of any amounts due under the loans that are not recoverable from DryShips under the guarantees and that the Company fails to pay. The amount payable by DryShips under the guarantees will be limited to $214,000 with respect to the facility for the Ocean Rig Poseidon and $225,000 with respect to the facility for the Ocean Rig Mykonos, in each case plus any other amounts that become payable in connection with the payment of such amount. The guarantees do not include any financial covenants applicable to DryShips or cross-default provisions in relation to DryShips' indebtedness for its drybulk carrier and tanker fleet.
Credit Facility Dnb Bank Asa (Member)
Debt Instrument [Line Items]
Covenant Description	On May 18, 2012, the Company signed an amendment under its $1,040,000 credit facility with DNB Bank ASA as agent, to amend the facility to among other things, remove the cross-acceleration clause relating to DryShips' indebtedness for its drybulk carrier and tanker fleet. As a result of the amendment, a default by DryShips under one of its loan agreements for its drybulk carrier and tanker fleet and the acceleration of the related debt will not result in a cross-default under the $1,040,000 credit facility that would provide the lenders with the right to accelerate the outstanding debt under the facility. Under the terms of the facility, as amended, the cross acceleration relating to the DryShips' outstanding indebtedness for its drybulk carrier and tanker fleet. is replaced with a cross acceleration relating to the outstanding indebtedness of Ocean Rig UDW Inc., which now provides a guarantee under the facility. Furthermore, under the amended credit facility, Drill Rigs Holdings Inc. is restricted from paying or declaring a dividend without the prior written consent of the lenders if the employment contract for the Leiv Eiriksson with the consortium coordinated by Rig Management Norway has expired or been terminated, cancelled or rescinded until it has been replaced to the satisfaction of the majority of the lenders.